Statement of Changes in Stockholders' Equity Deficit - USD ($)	Common Stock [Member]	Share Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Inception at Aug. 22, 2016
Balance at Inception (in shares) at Aug. 22, 2016	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash at $0.001 (par value) per share on December 1, 2016	$ 10,000	(4,000)		6,000
Shares issued for cash (in shares)	10,000,000
Net loss			(3,500)	(3,500)
Balance at end at Dec. 31, 2016	$ 10,000	$ (4,000)	$ (3,500)	2,500
Balance at end (in shares) at Dec. 31, 2016	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(9,232)
Balance at end at Sep. 30, 2017				$ (2,732)